UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

CrossingBridge Low Duration High Yield Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Principal
	Amount	Value
BANK LOANS - 4.52%
Administrative and Support and Waste Management and Remediation Services - 0.22%
Monitronics International, Inc.
8.303% (3 Month LIBOR + 5.500%), 09/30/2022 (a)	$165,000	$147,984
Arts, Entertainment and Recreation - 0.17%
Town Sports International LLC
6.022% (1 Month LIBOR + 3.500%), 11/15/2020 (a)	120,000	114,200
Information - 0.14%
Internap Corp.
8.190% (1 Month LIBOR + 5.750%), 04/06/2022 (a)	94,045	93,340
Manufacturing - 2.54%
DJO Finance LLC
5.772% (1 Month LIBOR + 3.250%), 06/07/2020 (a)	944,000	934,088
LSC Communications, Inc.
8.022% (1 Month LIBOR + 5.500%), 09/30/2022 (a)	752,961	744,961
		1,679,049
Mining, Quarrying and Oil and Gas Extraction - 0.17%
Crestwood Holdings LLC
9.930% (1 Month LIBOR + 7.500%), 03/05/2023 (a)	115,471	111,381
Professional, Scientific, and Technical Services - 1.28%
Eastman Kodak Co.
8.777% (3 Month LIBOR + 6.250%), 09/03/2019 (a)	895,000	850,626
TOTAL BANK LOANS (Cost $3,060,316)		2,996,580

COMMERCIAL PAPER- 24.74%
Information - 2.48%
CBS Corp.
2.952%, 01/22/2019 (b)	1,649,000	1,646,136
Manufacturing - 14.12%
Ablemarle Corp.
2.937%, 01/17/2019 (b)	1,070,000	1,068,541
Boston Scientific Corp.
2.935%, 01/04/2019 (b)	606,000	605,822
2.935%, 01/04/2019 (b)	505,000	504,852
Constellation Brands, Inc.
3.093%, 01/11/2019 (b)	1,060,000	1,059,056
Eastman Chemical Co.
2.987%, 01/09/2019 (b)	1,436,000	1,435,026
General Motors Financial Co., Inc.
3.165%, 01/03/2019 (b)	751,000	750,825
Johnson Controls International PLC
3.166%, 01/16/2019 (b)	1,795,000	1,792,765
Keurig Dr. Pepper, Inc.
3.019%, 01/11/2019 (b)	2,136,000	2,134,221
		9,351,108
Retail Trade - 2.88%
Walgreen Boots Alliance, Inc.
3.008%, 01/09/2019 (b)	1,913,000	1,911,703

Transportation and Warehousing - 5.26%
FedEx Corp.
2.988%, 01/14/2019 (b)	1,749,000	1,747,108
Royal Caribbean Cruises Ltd.
3.250%, 01/15/2019 (b)	1,749,000	1,746,985
		3,494,093
TOTAL COMMERCIAL PAPER (Cost $16,403,040)		16,403,040
	Shares
COMMON STOCKS - 0.22%
Special Purpose Acquisition Vehicles - 0.22%
Modern Media Acquisition Corp. (c)	14,555	148,461
TOTAL COMMON STOCKS (Cost $148,315)		148,461

	Principal
	Amount
CONVERTIBLE BONDS - 10.66%
Information - 6.15%
Akamai Technologies, Inc.
3.228%, 02/15/2019 (b)	$323,000	$321,797
3.407%, 02/15/2019 (b)	182,000	181,322
3.652%, 02/15/2019 (b)	78,000	77,710
3.545%, 02/15/2019 (b)	225,000	224,162
3.784%, 02/15/2019 (b)	396,000	394,525
3.731%, 02/15/2019 (b)	92,000	91,657
3.844%, 02/15/2019 (b)	230,000	229,143
3.611%, 02/15/2019 (b)	961,000	957,420
3.871%, 02/15/2019 (b)	143,000	59,777
3.871%, 02/15/2019 (b)	60,000	142,467
Twitter, Inc.
0.250%, 09/15/2019	1,438,000	1,398,738
		4,078,718
Manufacturing - 1.17%
Meritor, Inc.
4.000%, 02/15/2027	538,000	540,682
Navistar International Corp.
4.750%, 04/15/2019	233,000	232,998
		773,680
Transportation and Warehousing - 1.74%
Golden Ocean Group Ltd.
3.070%, 01/30/2019 (d)	200,000	198,750
Macquarie Infrastructure Corp.
2.875%, 07/15/2019	592,000	589,789
Ship Finance International Ltd.
5.750%, 10/15/2021 (d)	398,000	370,995
		1,159,534
Utilities - 1.60%
Clearway Energy, Inc.
3.500%, 02/01/2019 (e)	1,058,000	1,058,000
TOTAL CONVERTIBLE BONDS (Cost $7,101,368)		7,069,932

CORPORATE BONDS - 56.30%
Accommodation and Food Services - 3.55%
MGM Resorts International
8.625%, 02/01/2019	2,336,000		2,350,600
Administrative and Support and Waste Management and Remediation Services - 1.73%
Clean Harbors, Inc.
5.125%, 06/01/2021	1,149,000		1,149,000
Arts, Entertainment and Recreation - 0.55%
Rivers Pittsburgh Borrower LP
6.125%, 08/15/2021 (e)	377,000		366,633
Finance and Insurance - 3.75%
Ally Financial, Inc.
3.500%, 01/27/2019	1,073,000		1,072,866
Icahn Enterprises LP
6.000%, 08/01/2020	1,414,000		1,414,000
			2,486,866
Information - 17.71%
CCO Holdings LLC
5.250%, 03/15/2021	1,098,000		1,099,372
CDK Global, Inc.
3.800%, 10/15/2019 (b)	98,000		97,755
CenturyLink, Inc.
6.150%, 09/15/2019	685,000		695,466
CSC Holdings LLC
8.625%, 02/15/2019	1,337,000		1,343,685
HC2 Holdings, Inc.
11.500%, 12/01/2021 (e)	913,000		855,536
Infor US, Inc.
5.750%, 08/15/2020 (e)	1,025,000		1,029,356
Inmarsat Finance PLC
4.875%, 05/15/2022 (d)(e)	986,000		934,629
Lee Enterprises, Inc.
9.500%, 03/15/2022 (e)	868,000		889,700
Level 3 Financing, Inc.
6.125%, 01/15/2021	1,891,000		1,895,728
Mediacom Broadband Corp.
5.500%, 04/15/2021	1,339,000		1,339,000
Sprint Capital Corp.
6.900%, 05/01/2019	1,277,000		1,288,174
TEGNA, Inc.
5.125%, 10/15/2019	271,000		271,211
			11,739,612
Manufacturing - 17.23%
Advanced Micro Devices, Inc.
6.750%, 03/01/2019	212,000		213,060
Briggs & Stratton Corp.
6.875%, 12/15/2020	389,000		397,266
Dell, Inc.
5.875%, 06/15/2019	106,000		106,795
EMC Corp.
5.875%, 06/15/2021 (e)	937,000		938,332
European Lingerie Group AB
7.750% (3 Month EURIBOR + 7.750%), 02/22/2021 (a)(d)	200,000	(g)	217,120
Ferroglobe PLC
9.375%, 03/01/2022 (d)(e)	606,000		499,950
Greif, Inc.
7.750%, 08/01/2019	1,543,000		1,575,789

INVISTA Finance LLC
4.250%, 10/15/2019 (e)	1,046,000		1,043,483
Momentive Performance Materials, Inc.
3.880%, 10/24/2021	958,000		1,019,073
Nokia OYJ
5.375%, 05/15/2019 (d)	450,000		452,250
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	381,828		381,351
Spectrum Brands Holdings, Inc.
7.750%, 01/15/2022	853,000		865,795
Spectrum Brands, Inc.
6.625%, 11/15/2022	922,000		935,830
Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/2020	253,000		246,277
Teva Pharmaceutical Finance LLC
1.700%, 07/19/2019 (d)	664,000		655,353
The William Carter Co.
5.250%, 08/15/2021	1,239,000		1,235,903
Welbilt, Inc.
9.500%, 02/15/2024	595,000		638,881
			11,422,508
Mining, Quarrying and Oil and Gas Extraction - 0.19%
Largo Resources Ltd.
9.250%, 06/01/2021 (d)(e)	121,000		127,806
Professional, Scientific, and Technical Services - 2.28%
Nielsen Finance LLC
4.500%, 10/01/2020	1,528,000		1,512,720
Real Estate Rental & Leasing - 1.92%
Bulk Industrier A/S
7.790% (NIBOR3M + 6.500%), 05/26/2021 (a)(d)	1,000,000	(h)	115,075
Realogy Group LLC
4.500%, 04/15/2019 (e)	1,016,000		1,014,730
5.250%, 12/01/2021 (e)	151,000		143,639
			1,273,444
Retail Trade - 3.72%
GameStop Corp.
5.500%, 10/01/2019 (e)	1,055,000		1,053,681
Michaels Stores, Inc.
5.875%, 12/15/2020 (e)	968,000		966,790
QVC, Inc.
3.125%, 04/01/2019	447,000		446,009
			2,466,480
Transportation and Warehousing - 0.69%
Borealis Finance LLC
7.500%, 11/16/2022 (d)(e)	125,000		115,625
Dynagas LNG Partners LP
6.250%, 10/30/2019 (d)	355,000		338,137
			453,762
Utilities - 1.20%
Vistra Energy Corp.
7.375%, 11/01/2022	770,000		796,950
Wholesale Trade - 1.78%
Gibraltar Industries, Inc.
6.250%, 02/01/2021	1,180,000		1,182,714

TOTAL CORPORATE BONDS (Cost $37,710,031)		37,329,095

	Shares
Money Market Fund - 3.73%
First American Treasury Obligations Fund - Class X, 2.324% (f)	2,475,081	2,475,081
TOTAL MONEY MARKET FUND (Cost $2,475,081)		2,475,081

Total Investments (Cost $66,898,151) - 100.17%		66,422,189
Liabilities in Excess of Other Assets - (0.17)%		(112,093)
Total Net Assets - 100.00%		$66,310,096

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at December 31, 2018.
(b)	Zero coupon bond. The effective yield is listed.
(c)	Non-income producing security.
(d)	Foreign issued security.
(e)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(f)	Seven day yield as of December 31, 2018.
(g)	Denoted in Euros.
(h)	Denoted in Norwegian Krones.
Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured loans on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.

NIBOR – Norwegian Interbank Offer Rate is a term for Norwegian money market rates at different maturities; intended to reflect the interest rate level a bank requires for unsecured money market lending in to another bank.

CrossingBridge Long/Short Credit Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Principal
	Amount	Value
BANK LOANS - 3.22%
Food and Beverage Stores - 0.87%
BI-LO LLC
10.779% (3 Month U.S. LIBOR + 8.000%), 05/31/2024 (a)	$761,175	$731,360
Professional, Scientific and Technical Services - 1.67%
Eastman Kodak Co.
8.777% (3 Month U.S. LIBOR + 6.250%), 09/03/2019 (a)	1,481,000	1,407,572
Merchant Wholesalers, Durable Goods - 0.68%
Fram Group Holdings, Inc.
9.272% (1 Month U.S. LIBOR + 6.750%), 12/23/2021 (a)	570,349	570,349
TOTAL BANK LOANS (Cost $2,764,635)		2,709,281

COMMERCIAL PAPER - 15.41%
Transportation Equipment Manufacturing - 7.11%
General Motors Financial Co., Inc.
3.167%, 01/18/2019 (b)	6,000,000	5,991,105
Accommodation - 8.30%
Royal Caribbean Cruises Ltd.
3.303%, 01/25/2019 (b)	7,000,000	6,986,170
TOTAL COMMERCIAL PAPER (Cost $12,976,368)		12,977,275

CONVERTIBLE BONDS - 3.27%
Telecommunications - 3.27%
HC2 Holdings, Inc.
7.500%, 06/01/2022 (c)	3,090,000	2,750,100
TOTAL CONVERTIBLE BONDS (Cost $3,090,000)		2,750,100

CORPORATE BONDS - 63.81%
Accommodation - 6.57%
MGM Resorts International
8.625%, 02/01/2019	5,500,000	5,534,375

Broadcasting (except Internet) - 8.80%
CSC Holdings LLC
5.125%, 12/15/2021 (c)	2,000,000	1,965,000
Salem Media Group, Inc.
6.750%, 06/01/2024 (c)	193,000	172,253
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (c)	2,500,000	2,387,500
6.000%, 07/15/2024 (c)	1,000,000	1,006,250
5.375%, 07/15/2026 (c)	2,000,000	1,877,500
		7,408,503
Chemical Manufacturing - 9.63%
INVISTA Finance LLC
4.250%, 10/15/2019 (c)	3,000,000	2,992,781
Kraton Polymers LLC
7.000%, 04/15/2025 (c)	260,000	240,500
NOVA Chemicals Corp.
5.250%, 06/01/2027 (c)(d)	1,046,000	929,633
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/2019 (d)	4,000,000	3,947,908
		8,110,822

Fabricated Metal Product Manufacturing - 3.33%
Mueller Industries, Inc.
6.000%, 03/01/2027	3,000,000	2,805,000

Hospitals - 3.51%
Tenet Healthcare Corp.
8.125%, 04/01/2022	2,000,000	2,012,500
6.750%, 06/15/2023	1,000,000	942,500
		2,955,000
Miscellaneous Manufacturing - 4.70%
DJO Finance Corp.
10.750%, 04/15/2020	1,890,000	1,894,725
8.125%, 06/15/2021 (c)	2,000,000	2,065,000
		3,959,725
Paper Manufacturing - 4.49%
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	3,785,335	3,780,603

Plastics and Rubber Products Manufacturing - 1.02%
FXI Holdings, Inc.
7.875%, 11/01/2024 (c)	1,000,000	860,000

Primary Metal Manufacturing - 0.49%
Ferroglobe PLC
9.375%, 03/01/2022 (c)(d)	500,000	412,500

Professional, Scientific, and Technical Services - 4.86%
Nielsen Finance LLC
4.500%, 10/01/2020	3,180,000	3,148,200
The Nielsen Co. Luxembourg SARL
5.000%, 02/01/2025 (c)(d)	1,000,000	940,000
		4,088,200
Publishing Industries (except Internet) - 3.70%
Lee Enterprises, Inc.
9.500%, 03/15/2022 (c)	3,037,000	3,112,925

Telecommunications - 6.91%
Sprint Capital Corp.
6.900%, 05/01/2019	3,500,000	3,530,625
Sprint Corp.
7.250%, 09/15/2021	2,230,000	2,287,980
		5,818,605
Transportation Equipment Manufacturing - 2.67%
American Axle & Manufacturing, Inc.
6.500%, 04/01/2027	2,500,000	2,246,875

Utilities - 3.13%
Vistra Energy Corp.
7.375%, 11/01/2022	2,548,000	2,637,180
TOTAL CORPORATE BONDS (Cost $54,999,766)		53,730,313

	Shares
MONEY MARKET FUNDS - 14.59%
First American Government Obligations Fund - Class X, 2.298% (e)(f)	594,980	594,980
First American Treasury Obligations Fund - Class X, 2.324% (e)(f)	4,492,740	4,492,740
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 2.220% (e)(f)	7,200,000	7,200,000
TOTAL MONEY MARKET FUNDS (Cost $12,287,720)		12,287,720

Total Investments (Cost $86,118,489) - 100.30%	84,454,689
Liabilities in Excess of Other Assets - (0.30)%	(252,954)
TOTAL NET ASSETS - 100.00%	$84,201,735

Percentages are stated as a percent of net assets.

(a)	Variable rate security. The rate shown is as of December 31, 2018.
(b)	Zero coupon bond. The effective yield is listed.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(d)	Foreign issued security.
(e)	All or a portion of this security is pledged as collateral for securities sold short.
(f)	Seven day yield as of December 31, 2018.

CrossingBridge Long/Short Credit Fund
Schedule of Securities Sold Short
December 31, 2018 (Unaudited)

	Principal
	Amount	Value
SECURITIES SOLD SHORT- (8.87)%
CORPORATE BONDS - (8.87)%
Broadcasting (except Internet) - (2.18)%
CSC Holdings LLC
5.250%, 06/01/2024	$(2,000,000)	$(1,837,500)
Clothing and Clothing Accessories Stores- (1.17)%
L Brands, Inc.
5.625%, 10/15/2023	(1,000,000)	(983,750)
Computer and Electronic Product Manufacturing - (1.27)%
Advanced Micro Devices, Inc.
7.500%, 08/15/2022	(1,000,000)	(1,075,000)
Crop Production- (3.13)%
Post Holdings, Inc.
5.500%, 03/01/2025 (a)	(993,000)	(956,815)
5.750%, 03/01/2027 (a)	(1,780,000)	(1,677,650)
Hospitals - (1.12)%		(2,634,465)
Quorum Health Corp.
11.625%, 04/15/2023	(1,000,000)	(945,000)
Total Corporate Bonds (Proceeds $8,115,047)		(7,475,715)
Total Securities Sold Short (Proceeds $8,115,047)		$(7,475,715)

(a)	Securities issued pursant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Long/Short Credit Fund, formerly the Collins Long/Short Credit Fund, represents a distinct non-diversified series with its own investment objective and policies within the Trust. The CrossingBridge Low Duration High Yield Fund represents a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Long/Short Credit Fund is absolute total returns over a complete market cycle. The investment objective of the CrossingBridge Low Duration High Yield Fund is high current income and capital appreciation consistent with the preservation of capital. The CrossingBridge Long/Short Credit Fund’s inception date was February 27, 2015 and it commenced investment operations on March 1, 2015. Outstanding Class A shares were converted to Institutional Class shares effective at the close of business on May 31, 2018. During the July 18, 2018 meeting of the Board of Trustees (the “Board”), the Board approved a change in fiscal year end for the CrossingBridge Long/Short Credit Fund from February 28th to September 30th. The CrossingBridge Low Duration High Yield Fund’s inception date was January 31, 2018 and it commenced investment operations on February 1, 2018. Costs incurred by CrossingBridge Low Duration High Yield Fund in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC, (“the Adviser”) the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of each Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The CrossingBridge Low Duration High Yield Fund and the CrossingBridge Long/Short Credit Fund (each a “Fund”, together “Funds”) are both investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service (“Pricing Service”). Forward currency contracts are valued at the mean between the bid and asked prices by an approved Pricing Service. Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded. Bank loans are valued at prices supplied by a Pricing Service, if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.

These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of December 31, 2018:

CrossingBridge Low Duration High Yield Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Bank Loans	$-	$2,996,580	$-	$2,996,580
Commercial Paper	-	16,403,040	-	16,403,040
Common Stock	148,461	-	-	148,461
Convertible Bonds	-	7,069,932	-	7,069,932
Corporate Bonds	-	37,329,095	-	37,329,095
Money Market Fund	2,475,081	-	-	2,475,081
Total Assets	$2,623,542	$63,798,647	$-	$66,422,189

CrossingBridge Long/Short Credit Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Bank Loans	$-	$2,709,281	$-	$2,709,281
Commercial Paper	-	12,977,275	-	12,977,275
Convertible Bonds	-	2,750,100	-	2,750,100
Corporate Bonds	-	53,730,313	-	53,730,313
Money Market Funds	12,287,720	-	-	12,287,720
Total Assets	$12,287,720	$72,166,969	$-	$84,454,689

Liabilities:
Securities Sold Short
Corporate Bonds	$-	$(7,475,715)	$-	$(7,475,715)
Total Liabilities	$-	$(7,475,715)	$-	$(7,475,715)

(1) See the Schedule of Investments for industry classifications.

The Funds did not hold any Level 3 inputs at the end of the period.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended December 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
John Buckel, President

Date       2/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date          2/26/19

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date         2/26/19

* Print the name and title of each signing officer under his or her signature.